Share Capital and Share-based Payments	12 Months Ended
Dec. 31, 2021
Share Capital and Share-Based Payments [Abstract]
Share Capital and Share-Based Payments	SHARE CAPITAL AND SHARE-BASED PAYMENTS
(a)Authorized capital
The Company is authorized to issue an unlimited number of common shares with no par value.
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(b)Share issuances
In addition to the common shares issued as consideration for the Premier Acquisition (note 5(a)) (2020 – Leagold Acquisition (note 5(e)) and on exercise of warrants and stock options and settlement of RSUs and pRSUs (notes 15(b)(iii) and 19(c)), the Company had the following shares issuances during the years ended December 31, 2021 and 2020:
(i)In April 2021, the Company completed a non-brokered private placement of 7,500,000 common shares at a price of C$10.00 ($7.95) per share for gross proceeds of C$75.0 million ($59.6 million), of which C$40.4 million ($32.1 million) of common shares were issued to the Company's executives and directors.
(ii)In March and April 2020, the Company completed a non-brokered private placement of 6,934,438 common shares of the Company at a price of $6.18 per share for gross proceeds of $42.9 million, of which $36.0 million was issued to the Company's Chairman, Ross Beaty.
(c)Share-based compensation plans
(i)Restricted share units
Under the terms of the Equinox Gold Restricted Share Unit Plan (the “RSU Plan”), the Board of Directors may, from time to time, grant to directors, officers, employees, and consultants, RSUs and pRSUs in such numbers and for such terms as may be determined by the Board of Directors.
Equity-settled RSUs and pRSUs
Equity-settled RSUs are settled in the Company's common shares after the vesting conditions are met, which is generally within three years of the date of grant.
The number of awards vested under equity-settled pRSUs are subject to a multiplier of 0% to 300% of the number of pRSUs granted based on the achievement of specified non-market conditions, including gold production targets, or market conditions, including the Company's total shareholder return as compared to the S&P Global Gold Index or the VanEck Vectors Junior Gold Miners ETF (“GDXJ”) Index over a three-year comparison period. Share-based compensation expense related to pRSUs with non-market performance conditions is recognized over the expected vesting period with the cumulative amount recognized adjusted at the end of each reporting period to reflect the change, if any, in the number of pRSUs expected to vest and expected vesting period based on expected performance. Share-based compensation expense related to pRSUs that vest based on market conditions is recognized over the three-year vesting period based on the grant date fair value of the award.
The following table summarizes the changes in the Company's equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2021 and 2020:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2019	803,047	1,112,378
Granted	375,017	213,600
Settled	(463,608)	(179,938)
Forfeited	(4,750)	(740)
Outstanding – December 31, 2020	709,706	1,145,300
Granted	603,607	421,155
Settled	(428,065)	(295,200)
Forfeited	(41,936)	(1,100)
Outstanding – December 31, 2021	843,312	1,270,155
During the year ended December 31, 2021, the Company granted 0.6 million equity-settled RSUs (2020 – 0.4 million) and 0.4 million pRSUs (2020 – 0.2 million) to directors, officers and employees. The weighted average grant date fair value of the RSUs and pRSUs granted during the year ended December 31, 2021 was $9.26 (2020 – $8.21).
During the year ended December 31, 2021, the Company settled 0.3 million of pRSUs that were subject to a weighted average multiplier of 1.6 (2020 – 0.2 million subject to a weighted average multiplier of 1.0).
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(i)Restricted share units (continued)
Cash-settled RSUs and pRSUs
Under the terms of the RSU Plan, certain RSUs and pRSUs granted to employees entitle the holder to a cash payment equal to the number of RSUs granted, multiplied by the quoted market value of the Company's common shares on completion of the vesting period (the “cash-settled RSUs and cash-settled pRSUs”). The cash-settled pRSUs are subject to a multiplier of 0% to 200% based on the Company's total shareholder return as compared to the S&P Global Gold Index over a three-year comparison period. The share-based compensation expense related to cash-settled RSUs and pRSUs is recognized over the two-year and three-year vesting period, respectively. The amount of share-based compensation expense is adjusted at each reporting period to reflect the change in quoted market price of the Company's common shares and the number of RSUs and pRSUs expected to vest.
The following table summarizes the changes in the Company's cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2021 and 2020:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2019	168,800	—
Granted	78,900	—
Settled	(65,900)	—
Forfeited	(37,000)	—
Outstanding – December 31, 2020	144,800	—
Granted	67,800	7,700
Settled	(105,350)	—
Forfeited	—	—
Outstanding – December 31, 2021	107,250	7,700
During the year ended December 31, 2021, the Company granted 0.1 million total cash-settled RSUs and pRSUs (2020 – 0.1 million) with a weighted average grant date fair value of $10.05 (2020 – $7.49).
The total fair value of cash-settled RSUs and pRSUs outstanding at December 31, 2021 was $0.7 million (2020 – $1.2 million), of which $0.5 million and $0.2 million (2020 – $0.8 million and $0.4 million) are included in other current liabilities and other non-current liabilities, respectively.
(ii)Performance share units
In connection with the Leagold Acquisition (note 5(e)), the Company issued 0.4 million cash-settled replacement PSUs. Awards vested were subject to a multiplier of 50% to 150% of the number of PSUs granted based on the Company's total shareholder return compared to the GDXJ Index over a three-year comparison period ended December 31, 2021. Share-based compensation expense related to the PSUs was recognized over the vesting period with the amount recognized being adjusted at the end of each reporting period to reflect the change in the quoted market price of the Company's common shares, the number of PSUs expected to vest, and the expected performance factor at such date.
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(ii)Performance share units (continued)
The following table summarizes the changes in the Company's PSUs outstanding during the years ended December 31, 2021 and 2020:

Number of PSUs
Outstanding – December 31, 2019	—
Issued in Leagold Acquisition (note 5(e))	369,915
Settled	(72,533)
Forfeited	(14,506)
Outstanding – December 31, 2020	282,876
Settled	(249,028)
Forfeited	(33,848)
Outstanding – December 31, 2021	—
At December 31, 2021, all the PSUs issued had either vested or were forfeited. The total fair value of PSUs outstanding at December 31, 2020 was $2.3 million and was included in other non-current liabilities.
(iii)Deferred share units
Under the terms of the Equinox Gold Deferred Share Unit Plan (the “DSU Plan”), non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs which are linked to the value of the Company's common shares. DSUs are issued on a quarterly basis under the terms of the DSU Plan, based on the five-day volume weighted average trading price of the Company's common shares at the date of grant. DSUs vest immediately and are redeemable in cash.
The following table summarizes the changes in the Company's DSUs outstanding during the years ended December 31, 2021 and 2020:

Number of DSUs
Outstanding – December 31, 2019	—
Issued in Leagold Acquisition	319,286
Granted	8,266
Redeemed	(202,115)
Outstanding – December 31, 2020	125,437
Granted	51,046
Outstanding – December 31, 2021	176,483
In connection with the Leagold Acquisition (note 5(e)), the Company issued 0.3 million replacement DSUs to non-executive directors of Leagold. The DSUs are redeemable for 90 days from the date a director ceases to be a member of the Board.
The weighted average grant date fair value of DSUs granted during the year ended December 31, 2021 was $7.63 (2020 – $11.01).
The total fair value of DSUs outstanding as at December 31, 2021 was $1.2 million (2020 – $1.3 million) and is included in other non-current liabilities.
(iv)Stock options
The Company has an incentive stock option plan (the “Option Plan”) whereby the Company may grant stock options to eligible employees, officers, directors and consultants with the exercise price, expiry date, and vesting conditions determined by the Board of Directors. All stock options are equity settled. The Option Plan provides for the issuance of up to 10% of the Company's issued common shares as at the date of the grant.
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(iv)Stock options (continued)
The following table summarizes the changes in the Company's outstanding stock options during the years ended December 31, 2021 and 2020:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2019	2,675,113	$5.99
Issued in Leagold Acquisition (note 5(e))	5,728,647	7.77
Granted	156,200	11.80
Exercised	(5,559,803)	7.38
Expired/forfeited	(81,087)	8.52
Outstanding – December 31, 2020	2,919,070	$7.09
Issued in Premier Acquisition (note 5(a))	2,813,747	7.27
Exercised	(1,833,661)	5.77
Expired/forfeited	(315,713)	15.04
Outstanding – December 31, 2021	3,583,443	$7.14
During the year ended December 31, 2020, the Company granted 0.2 million stock options to employees, officers, directors and consultants of the Company. The fair value of stock options granted during the year ended December 31, 2020 was estimated using the Black-Scholes option pricing model with the following weighted average inputs:

2020
Exercise price and share price (C$)	$11.80
Risk-free interest rate	0.4%
Expected volatility	65.2%
Expected dividend yield	0.0%
Expected life	5.0 years
The weighted average share price at the date of exercise of stock options during the year ended December 31, 2021 was $10.87 (2020 – $13.36).
The following table summarizes information about the Company's outstanding and exercisable stock options at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $2.99	33,100	$1.89	4.53	33,100	$1.89
$3.00 - $4.99	493,380	4.56	3.18	493,380	4.56
$5.00 - $6.99	1,575,999	5.50	1.50	1,575,999	5.50
$7.00 - $8.99	640,284	8.61	0.34	640,284	8.61
$9.00 - $17.15	840,680	10.80	1.17	765,030	10.70
	3,583,443	$7.14	1.47	3,507,793	$7.04
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(d)Share-based compensation
The following table summarizes the Company's share-based compensation recognized during the years ended December 31, 2021 and 2020:

	2021	2020
Stock options	$1,676	$618
RSUs and pRSUs	6,640	3,320
PSUs	(224)	3,882
DSUs	(492)	320
Total share-based compensation	$7,600	$8,140

Recognized in the consolidated financial statements as follows:
Equity-settled:
General and administration expense	$6,773	$4,449
Operating expense	927	376
Capitalized within construction-in-progress	273	—
Cash-settled:
General and administration (recovery) expense	(691)	2,302
Operating expense	290	708
Exploration expense	28	305
Total share-based compensation	$7,600	$8,140